Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The following tables summarize (in thousands) the purchase price allocations for the acquisitions of Apex, which is subject to finalization during the measurement period and HCP and Valesta:

	2012 Acquisition	2011 Acquisitions
	Apex	HCP	Valesta	Total
Current assets	$169,844	$3,950	$6,332	$10,282
Property and equipment	902	123	299	422
Goodwill	266,788	14,398	17,911	32,309
Identifiable intangible assets	251,555	1,784	5,679	7,463
Other	494	13	26	39
Total assets acquired	$689,583	$20,268	$30,247	$50,515

Current liabilities	$77,905	$1,070	$4,774	$5,844
Other	850	49	1,814	1,863
Total liabilities assumed	78,755	1,119	6,588	7,707
Total purchase price	$610,828	$19,149	$23,659	$42,808

Schedule of Intangible Assets Acquired as Part of Business Combinations
The following table summarizes (in thousands) the allocation of the purchase price among the identifiable intangible assets for the acquisition of Apex, HCP and Valesta:

		Identifiable Intangible Asset Value
		2012 Acquisition	2011 Acquisitions
	Useful life	Apex	HCP	Valesta	Total
Contractor relations	2 – 5 years	$10,589	$814	$266	$1,080
Customer relations	2 – 10 years	92,147	950	2,395	3,345
Non-compete agreements	2 – 7 years	2,076	20	440	460
Trademarks	indefinite	146,743	—	2,578	2,578
		$251,555	$1,784	$5,679	$7,463

Schedule of Pro Forma Consolidated Results of Operations
The pro forma financial information is not necessarily indicative of the operating results that would have occurred if the acquisition had been consummated as of the date indicated, nor are they necessarily indicative of future operating results.

	2012	2011
Revenues	$1,459,762	$1,266,523
Operating income	$113,738	$64,292
Income from continuing operations	$51,373	$23,574
Net income	$55,615	$26,109

Basic earnings per share:
Income from continuing operations	$0.99	$0.46
Net income	$1.07	$0.51

Diluted earnings per share:
Income from continuing operations	$0.97	$0.45
Net income	$1.05	$0.50

Weighted average number of shares outstanding	52,103	51,180
Weighted average number of shares and dilutive shares outstanding	53,190	52,062